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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                     PIONEER
                                     -------
                                     SELECT
                                     EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/07


                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2

Portfolio Management Discussion               4

Portfolio Summary                             8

Prices and Distributions                      9

Performance Update                           10

Comparing Ongoing Fund Expenses              11

Schedule of Investments                      13

Financial Statements                         16

Notes to Financial Statements                20

Trustees, Officers and Service Providers     26

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13% during the same period.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and while U.S. economic growth has slowed, we believe that continuing growth at a slower rate appears to be more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control,

Letter

with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, the climate for investors continues to appear generally positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07

Domestic stocks produced solid gains during the six months ended May 31, 2007. For most of the period, better-than-expected corporate earnings results shored up investor confidence and contributed to a favorable investment backdrop, although the market did suffer through a dramatic, but short, correction in late February and early March. In the following interview, Andrew D.F. Acheson, who is responsible for the day-to-day portfolio management of Pioneer Select Equity Fund, provides a review of the Fund, its strategies and the investment environment during the six months.

Q:   How did the Fund perform during the six months ended May 31, 2007?

A: The Fund did very well, outperforming its benchmark index as well as the average return of competitive funds. Pioneer Select Equity Fund's Class A shares had a total return of 13.16% at net asset value for the six months. During the same period, the benchmark Standard & Poor's 500 Index (S&P 500 Index) generated a return of 10.29%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that contributed to the Fund's outperformance?

A: The stock market performed quite well for the six months - despite a rather dramatic decline in late February and early March that was facilitated by growing concerns about the subprime mortgage market in the United States and the aftershocks from a significant downturn in the Chinese equity market. However, that drop proved to be a temporary phenomenon, as very strong corporate earnings reports for the final quarter of 2006 and the first quarter of 2007 overcame investor concerns. Market analysts had been anticipating that corporate earnings would rise about 3-3.5% over corresponding year-earlier quarters, but earnings actually rose by

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     approximately 9%. Helping sustain the favorable environment were several factors, including: a weakening dollar, which added to earnings that American corporations realized from overseas operations; the improved competitive positions of many American companies in the global marketplace; and active stock buyback programs at many corporations.

     With this environment providing a supportive backdrop for equities, we had very successful stock selection, which drove the Fund's outperformance. Stock selection was particularly good in the consumer staples, energy, industrials, information technology and materials sectors, overcoming less successful results in the health care and consumer discretionary sectors. Our strategy is based primarily on stock selection, which is derived from our analysis of the earnings prospects of corporations relative to their current stock valuations. Any overweighted or underweighted sectors or industries tend to be the result of individual stock decisions. In general, we keep the number portfolio holdings relatively small. Typically, we own the stocks of about 30 different companies.

Q:   What were some of the individual investments that influenced performance?

A: Among our consumer staples holdings, the stand-out performer was the Southern regional grocery chain, Winn-Dixie. It emerged from bankruptcy protection in November 2006 with its operations restructured and with a very attractive stock price. We established a position in January 2007, and the stock price subsequently almost doubled in price as the market saw the value in the company.

     Two information technology investments also made substantial positive contributions. Finland-based telecommunications equipment company Nokia further improved its already-strong position in wireless handsets, growing both sales and its operating profit margins as it introduced attractive new products. At the same time, Apple's share price rose on the continued success of the iPod product line, market share gains in the personal computer business, and the anticipated effects of the introduction of iPhone products.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

     Other holdings that performed particularly well included pharmaceutical company Bristol-Myers Squibb, whose stock price rose with recognition of its solid pipeline of new drug products in development, and Marathon Oil, whose profitability rose as the world price of oil climbed.

     During an overall positive performance period for the Fund, a few holdings did underperform the overall market and therefore held back Fund results. Biotechnology company Vertex, for example, trailed the market during the period after strong earlier performance that was based on the potential for a new drug being developed to treat Hepatitis C. As of the date of this Shareholder report, we retained our position in Vertex. During a six-month period in which semiconductor stocks fell out of favor, two investments in that industry detracted from results. Marvel, which produces components for computer hard disc drives, had problems meeting its revenue targets. We sold the position during this reporting period. However, we have retained our investment during this reporting period in another semiconductor company, Broadcom, which we think has the potential to recover as the industry returns to favor.

Q:   What is your investment outlook?

A: We believe American corporations, as reflected by the membership in the S&P 500 Index, have the potential to continue to exceed the near-term 3.5% earnings growth projections that the market reflects. The competitive advantages of these companies, combined with the weak dollar and the continuation of share buyback programs, should help corporations surpass their earnings targets and drive stock performance.

     We believe corporate profits will continue to grow overall, even in an environment of decelerating growth of the U.S. economy's gross domestic product (GDP). Also contributing to the favorable backdrop is the apparent easing of inflationary pressures, a trend which should lower the risk that the Federal Reserve Board will raise short-term interest rates. However, we do not expect the Federal Reserve Board to lower rates in the near future.

     Looking ahead, we believe U.S. economic growth should begin to re-accelerate in the second half of 2007, as the major economic influences
     - with the exception of housing - appear to be supportive. Given the strong growth in profits that we have seen,

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     stock market prices do not appear to be overvalued and we believe they have the potential to move higher - although there may be pockets of weakness caused by slowing earnings in some specific areas.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund is not diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                      86.3%
Depositary Receipts for International Stocks                            11.6%
Temporary Cash Investment                                                2.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     37.2%
Health Care                                                                19.3%
Financials                                                                 16.5%
Industrials                                                                12.3%
Energy                                                                      5.8%
Consumer Discretionary                                                      4.5%
Consumer Staples                                                            4.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Honeywell International, Inc.                                        5.63%
 2.   Corning, Inc.                                                        4.95
 3.   Intel Corp.                                                          4.69
 4.   J.P. Morgan Chase & Co.                                              4.65
 5.   Apple, Inc.                                                          4.63
 6.   Winn-Dixie Stores, Inc.                                              4.40
 7.   Bristol-Myers Squibb Co.                                             4.30
 8.   Cisco Systems, Inc.                                                  4.14
 9.   Merrill Lynch & Co., Inc.                                            4.09
10.   Broadcom Corp.                                                       3.97

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class   5/31/07    11/30/06
    ------  ---------  ---------
      A      $13.43      $11.96

Distributions Per Share
--------------------------------------------------------------------------------

                        12/1/06 - 5/31/07
                        -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.0702       $  -            $  -


Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Equity Fund at public offering price, compared to that of the S&P 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Valve of $10,000     Pioneer Select        S&P 500 Index
Investments          Equity Fund
12/03                   9425                  10000
 5/04                   9472                  10147
 5/05                  10183                  10982
 5/06                  12595                  11930
 5/07                  15539                  14647

Average Annual Total Returns
(As of May 31, 2007)
                                      Net Asset    Public Offering
Period                                 Value (NAV)  Price (POP)
Life-of-Fund
(1/2/04)                                15.76%        13.77%
1 Year                                  23.38         16.28
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                        Gross            Net
                                        12.10%        1.25%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through 4/01/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on actual returns from December 1, 2006 through May 31, 2007


Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 12/1/06
Ending Account Value                                                   $1,129.60
On 5/31/07
Expenses Paid During Period*                                           $    6.64

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2006 through May 31, 2007


Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 12/1/06
Ending Account Value                                                   $1,018.70
On 5/31/07
Expenses Paid During Period*                                           $    6.29

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
            COMMON STOCKS - 99.6%
            Energy - 5.8%
            Integrated Oil & Gas - 5.8%
   220      Suncor Energy, Inc.                                         $ 19,180
   160      USX-Marathon Group, Inc.                                      19,810
                                                                        --------
                                                                        $ 38,990
                                                                        --------
            Total Energy                                                $ 38,990
                                                                        --------
            Capital Goods - 12.3%
            Aerospace & Defense - 12.3%
   200      Boeing Co.                                                  $ 20,118
   650      Honeywell International, Inc.                                 37,642
   350      United Technologies Corp.                                     24,693
                                                                        --------
                                                                        $ 82,453
                                                                        --------
            Total Capital Goods                                         $ 82,453
                                                                        --------
            Retailing - 4.5%
            Apparel Retail - 1.8%
   430      TJX Companies, Inc.                                         $ 12,027
                                                                        --------
            Department Stores - 2.7%
   100      Sears Holdings Corp.*                                       $ 18,002
                                                                        --------
            Total Retailing                                             $ 30,029
                                                                        --------
            Food & Drug Retailing - 4.4%
            Food Retail - 4.4%
   940      Winn-Dixie Stores, Inc.*                                    $ 29,422
                                                                        --------
            Total Food & Drug Retailing                                 $ 29,422
                                                                        --------
            Health Care Equipment & Services - 2.2%
            Health Care Equipment - 2.2%
   275      Medtronic, Inc.                                             $ 14,622
                                                                        --------
            Total Health Care Equipment & Services                      $ 14,622
                                                                        --------
            Pharmaceuticals & Biotechnology - 17.1%
            Biotechnology - 7.8%
   630      Cubist Pharmaceuticals, Inc.*(b)                            $ 14,459
   200      Gilead Sciences, Inc.*                                        16,554
   700      Vertex Pharmaceuticals, Inc.*                                 20,902
                                                                        --------
                                                                        $ 51,915
                                                                        --------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Pharmaceuticals - 9.3%
     950     Bristol-Myers Squibb Co.                                   $ 28,795
     350     Eli Lilly & Co.                                              20,517
     340     Teva Pharmaceutical Industries, Ltd.                         13,328
                                                                        --------
                                                                        $ 62,640
                                                                        --------
             Total Pharmaceuticals & Biotechnology                      $114,555
                                                                        --------
             Diversified Financials - 16.4%
             Consumer Finance - 4.2%
     250     American Express Co.                                       $ 16,245
     150     Capital One Financial Corp.                                  11,967
                                                                        --------
                                                                        $ 28,212
                                                                        --------
             Investment Banking & Brokerage - 4.1%
     295     Merrill Lynch & Co., Inc.                                  $ 27,355
                                                                        --------
             Diversified Financial Services - 8.1%
     430     Citigroup, Inc.                                            $ 23,431
     600     J.P. Morgan Chase & Co.                                      31,098
                                                                        --------
                                                                        $ 54,529
                                                                        --------
             Total Diversified Financials                               $110,096
                                                                        --------
             Technology Hardware & Equipment - 22.4%
             Communications Equipment - 17.8%
   1,030     Cisco Systems, Inc.*                                       $ 27,728
   1,325     Corning, Inc.*                                               33,125
     775     Juniper Networks, Inc.*                                      18,918
     950     Nokia Corp. (A.D.R.)                                         26,011
     320     Qualcomm, Inc.                                               13,744
                                                                        --------
                                                                        $119,526
                                                                        --------
             Computer Hardware - 4.6%
     255     Apple, Inc.*                                               $ 30,998
                                                                        --------
             Total Technology Hardware & Equipment                      $150,524
                                                                        --------
             Semiconductors - 14.6%
     870     Broadcom Corp.*                                            $ 26,583
   1,415     Intel Corp.                                                  31,371

14    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     Shares                                                               Value
              Semiconductors - (continued)
    1,918     Taiwan Semiconductor Manufacturing Co. (A.D.R.)     $ 20,925
      550     Texas Instruments, Inc.                               19,448
                                                                  --------
                                                                  $ 98,327
                                                                  --------
              Total Semiconductors                                $ 98,327
                                                                  --------
              TOTAL COMMON STOCKS
              (Cost $545,089)                                     $669,018
                                                                  --------
              TEMPORARY CASH INVESTMENT - 2.2%
              Security Lending Collateral - 2.2%
   14,508     Security Lending Investment Fund, 5.26%             $ 14,508
                                                                  --------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $14,508)                                      $ 14,508
                                                                  --------
              TOTAL INVESTMENT IN SECURITIES - 101.8%
              (Cost $559,597) (a)                                 $683,526
                                                                  --------
              OTHER ASSETS AND LIABILITIES - (1.8)%               $(11,818)
                                                                  --------
              TOTAL NET ASSETS - 100.0%                           $671,708
                                                                  ========

(A.D.R.) American Depositary Receipt.

*    Non-income producing security.

(a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $559,597 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $126,911
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (2,982)
                                                                                 --------
       Net unrealized gain                                                       $123,929
                                                                                 ========

(b)  At April 30, 2007, the following security was out on loan:

  Shares   Security                                                               Value
  624      Cubist Pharmaceuticals, Inc.*                                          $14,321
                                                                                  -------
           Total                                                                  $14,321
                                                                                  =======

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $180,604 and $174,454, respectively.


The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $14,321, cost $559,597)                                             $683,526
  Cash                                                                     2,115
  Receivables -
    Investment securities sold                                            53,082
    Dividends, interest and foreign taxes withheld                           774
    Due from Pioneer Investment Management, Inc.                           5,717
  Other                                                                    2,706
                                                                        --------
     Total assets                                                       $747,920
                                                                        --------
LIABILITIES:
  Payables -
    Investment securities purchased                                     $ 36,341
    Upon return of securities loaned                                      14,508
  Accrued expenses                                                        25,363
                                                                        --------
     Total liabilities                                                  $ 76,212
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $499,683
  Undistributed net investment income                                        550
  Accumulated net realized gain on investments and foreign
    currency transactions                                                 47,546
  Net unrealized gain on investments                                     123,929
                                                                        --------
     Total net assets                                                   $671,708
                                                                        ========
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $671,708/50,000 shares)                             $  13.43
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($13.43 [divided by] 94.25%)                                  $  14.25
                                                                        ========


16    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $109)             $ 4,024
  Interest                                                          294
  Income from securities loaned, net                                 22
                                                                -------
     Total investment income                                                 $   4,340
                                                                             ---------
EXPENSES:
  Management fees                                               $ 2,273
  Administrative reimbursements                                      67
  Custodian fees                                                  6,581
  Professional fees                                              18,935
  Printing expense                                                5,236
  Fees and expenses of nonaffiliated trustees                     2,391
  Miscellaneous                                                     250
                                                                -------
     Total expenses                                                          $  35,733
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                       (31,945)
                                                                             ---------
     Net expenses                                                            $   3,788
                                                                             ---------
       Net investment income                                                 $     552
                                                                             ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
    Investments                                                 $30,086
    Other assets and liabilities denominated in
     foreign currencies                                              13      $  30,099
                                                                -------      ---------
  Change in net unrealized gain on investments                               $  46,729
                                                                             ---------
  Net gain on investments and foreign currency transactions                  $  76,828
                                                                             ---------
  Net increase in net assets resulting from operations                       $  77,380
                                                                             =========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                               Six Months
                                                                 Ended
                                                                5/31/07      Year Ended
                                                              (unaudited)     11/30/06
FROM OPERATIONS:
Net investment income                                         $    552       $  3,886
Net realized gain on investments and foreign
  currency transactions                                         30,099         62,417
Change in net unrealized gain on investments and
  foreign currency transactions                                 46,729         33,143
                                                              --------       --------
    Net increase in net assets resulting from operations      $ 77,380       $ 99,446
                                                              --------       --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.07 and $0.10 per share, respectively)         $ (3,510)      $ (4,750)
Net realized gain:
    Class A ($0.00 and $1.44 per share, respectively)                -        (71,950)
                                                              --------       --------
     Total distributions to shareowners                       $ (3,510)      $(76,700)
                                                              --------       --------
    Net increase in net assets                                $ 73,870       $ 22,746
                                                              --------       --------
NET ASSETS:
Beginning of period                                           $597,838       $575,092
                                                              --------       --------
End of period                                                 $671,708       $597,838
                                                              ========       ========
Undistributed net investment income                           $    550       $  3,508
                                                              ========       ========

18    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                  Ended
                                                                                 5/31/07
CLASS A                                                                        (unaudited)
Net asset value, beginning of period                                           $    11.96
                                                                               ----------
Increase from investment operations:
 Net investment income                                                         $     0.01
 Net realized and unrealized gain on investments                                     1.53
                                                                               ----------
  Net increase from investment operations                                      $     1.54
Distributions to shareowners:
 Net investment income                                                              (0.07)
 Net realized gain                                                                      -
                                                                               ----------
 Net increase in net asset value                                               $     1.47
                                                                               ----------
 Net asset value, end of period                                                $    13.43
                                                                               ==========
Total return*                                                                       12.96%
Ratio of net expenses to average net assets                                          1.25%**
Ratio of net investment income to average net assets                                 0.18%**
Portfolio turnover rate                                                                57%**
Net assets, end of period (in thousands)                                       $      672
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       11.79%**
 Net investment loss                                                               (10.36)%**


FINANCIAL HIGHLIGHTS
Pioneer Select Equity Fund
                                                                                                          1/2/04 (a)
                                                                             Year Ended   Year Ended          to
CLASS A                                                                       11/30/06     11/30/05        11/30/04
Net asset value, beginning of period                                         $   11.50    $   10.56      $    10.00
                                                                             ---------    ---------      ----------
Increase from investment operations:
 Net investment income                                                       $    0.08    $    0.10      $     0.02
 Net realized and unrealized gain on investments                                  1.92         1.77            0.54
                                                                             ---------    ---------      ----------
  Net increase from investment operations                                    $    2.00    $    1.87      $     0.56
Distributions to shareowners:
 Net investment income                                                           (0.10)       (0.03)              -
 Net realized gain                                                               (1.44)       (0.90)              -
                                                                             ---------    ---------      ----------
 Net increase in net asset value                                             $    0.46    $    0.94      $     0.56
                                                                             ---------    ---------      ----------
 Net asset value, end of period                                              $   11.96    $   11.50      $    10.56
                                                                             =========    =========      ==========
Total return*                                                                    17.56%       17.56%           5.60%(b)
Ratio of net expenses to average net assets                                       1.09%        0.75%           0.75%**
Ratio of net investment income to average net assets                              0.63%        0.89%           0.19%**
Portfolio turnover rate                                                            107%         140%            145%
Net assets, end of period (in thousands)                                     $     598    $     575      $      528
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    12.10%       16.82%          17.85%**
 Net investment loss                                                            (10.38)%     (15.18)%        (16.90)%**

(a)  Class A shares commenced operations on January 2, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Pioneer Investment Management Inc.
(PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) the principal underwriter for the Fund. To date, no shares have been offered to the public. The Fund shares outstanding at May 31, 2007, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of May 31, 2007, there were no securities fair valued. Temporary cash investments are valued at net asset value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the six months ended May 31, 2007.

C.   Securities Lending

     The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

D.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                          $46,725
Long-term capital gain                                                    29,975
                                                                         -------
  Total                                                                  $76,700
                                                                         =======
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006:

--------------------------------------------------------------------------------
                                                                            2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                            $15,999
Undistributed long-term gain                                               4,956
Unrealized appreciation                                                   77,200
                                                                         -------
  Total                                                                  $98,155
                                                                         =======
--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Management fee was equivalent to a rate of 0.75% of average daily net assets.

Through April 1, 2006, PIM had agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares.

Effective April 1, 2006, PIM has agreed not impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. This expense limitation is in effect until April 1, 2009.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. There were no management or administrative fees payable to PIM at May 31, 2007.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $46 in transfer agent fees payable from PIMSS at May 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at May 31, 2007.

5.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION (unaudited)

For the six months ended May 31, 2007 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of such dividend allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 20.58%.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Daniel K. Kingsbury, Executive
Mary K. Bush                                        Vice President
Margaret B.W. Graham                              Vincent Nave, Treasurer
Daniel K. Kingsbury                               Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.